Supplement dated September 16, 2011
to the Institutional Class Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011, June 16, 2011, July 20, 2011 and August 29, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

GLOBAL DIVERSIFIED INCOME FUND

On or about October 7, 2011, under the Principal Investment Strategies heading, delete the text and substitute:

The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund invests in foreign securities, which are:
· companies with their principal place of business or principal office outside the U.S. or
· companies for which the principal securities trading market is outside the U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.

In managing the Fund, Principal Management Corporation ("Principal") determines the Fund's strategic asset allocation among the following general investment categories: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund will also write (or sell) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.

A portion of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. "High yield" securities are commonly known as
"junk bonds" and are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc. ("Moody's")
or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.

A portion of the Fund's assets may be invested primarily in preferred securities of U.S. and non-U.S.
companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.

A portion of the Fund's assets may be invested in a diversified portfolio of bonds issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America,
Asia, and the Middle East. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged.

A portion of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.

A portion of the Fund’s assets may be invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.

A portion of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.

A portion of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.

A portion of the Fund’s assets may be invested in publicly-listed infrastructure companies (domestic and foreign public utility and energy companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: the generation, transmission or distribution of electricity, gas or water; or telecommunications activities
(utilities) as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.

During the fiscal year ended October 31, 2010, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

7.69% in securities rated Aaa	14.45% in securities rated Ba	0.00% in securities rated C
0.61% in securities rated Aa	29.52% in securities rated B	0.00% in securities rated D
10.53% in securities rated A	9.44% in securities rated Caa	1.16% in securities not rated
26.60% in securities rated Baa	0.00% in securities rated Ca

On or about October 7, 2011, under the Principal Risks heading, add the following:
Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Effective September 30, 2011, under the Management and Sub-Advisor(s) and Portfolio Manager(s)
headings for Principal Global Investors, LLC, insert the following:
· Russ Rowley (since 2011), Portfolio Manager

On or about October 7, 2011, under the Management and Sub-Advisor(s) and Portfolio Manager(s)
headings, insert the following:

Guggenheim Partners Asset Management, LLC
· Jayson Flowers (since 2011), Senior Managing Director, Head of Equities
· B. Scott Minerd (since 2011), Chief Investment Officer / Managing Partner
· Jamal Pesaran (since 2011), Vice President, Portfolio Manager
· Farhan Sharaff (since 2011), Assistant Chief Investment Officer

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W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management)
· John P. Bartlett (since 2011), Vice President
· Ronald J. Sorenson (since 2011), Chairman, Chief Executive Officer and Chief Investment Officer

INTERNATIONAL VALUE FUND I

Effective March 1, 2012, this Fund will change its name to the Overseas Fund. At that time, under the
Principal Investment Strategies heading, delete the first sentence and substitute:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of foreign companies. The Fund will invest in emerging market countries.

MIDCAP GROWTH FUND

Under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:
· Katerina Wasserman (since 2010), Senior Vice President, Co-Portfolio Manager

MIDCAP VALUE FUND III

Under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings for Principal Global
Investors, LLC, insert the following:
· Joel Fortney (since 2011), Portfolio Manager

SMALLCAP GROWTH FUND

On September 13, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund by the SmallCap Blend Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund tentatively scheduled for February 6,
2012. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund in December 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about February 17, 2012.

SMALLCAP VALUE FUND

On September 13, 2011, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Value Fund by the SmallCap Blend Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Value Fund tentatively scheduled for February 6, 2012.
Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Value Fund in December 2011. If shareholders approve this proposal, the acquisition is expected to occur on or about February 17, 2012.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

On or about October 7, 2011, in the table, under the column heading “Global Diversified Income” and row labeled “Derivatives”, change “Non-Principal” to “Principal.”

Effective March 1, 2012, in the table, change the column heading “International Value I” to “Overseas”.

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MANAGEMENT OF THE FUNDS

The Manager
Effective March 1, 2012, in the third paragraph, change the reference to “International Value Fund I” to
“Overseas Fund”.

Cash Management Program
Effective March 1, 2012, in the paragraph under this heading, change the reference to “International Value
Fund I” to “Overseas Fund”.

The Sub-Advisors
In the fourth paragraph under this sub-heading, delete the third sentence and substitute:
For the Global Diversified Income Fund, Michael Finnegan, Kelly Grossman, and Dave Reichart determine the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors.

Insert the following after the biographical information for Kelly Grossman:
Dave Reichart. Mr. Reichart is a Senior Vice President for Principal. He began working for Principal Financial
Group in 2001. Mr. Reichart earned a B.A. in finance from University of Nebraska and an MBA from Drake
University. Mr. Reichart has earned the right to use the Chartered Financial Analyst designation.

Effective March 1, 2012, in the section for Barrow, Hanley, Mewhinney & Strauss, LLC, change references to “International Value Fund I” to “Overseas Fund”.

Effective March 1, 2012, in the section for Causeway Capital Management LLC, change references to
“International Value Fund I” to “Overseas Fund”.

In the section for Columbus Circle Investors, delete the paragraph that begins “For the MidCap Growth
Fund,” and substitute:
For the MidCap Growth Fund, Clifford G. Fox is the lead portfolio manager and Michael Iacono and Katerina
Wasserman are the co-portfolio managers. Mr. Fox has the final decision making authority, but Mr. Iacono and
Ms. Wasserman have the authority to execute trades in Mr. Fox’s absence.

On or about October 7, 2011, add the following new section:
Sub-Advisor: Guggenheim Partners Asset Management, LLC (“Guggenheim Partners”), 100 Wilshire
Boulevard, Suite 500 Santa Monica, CA 90401, was formed in 2005 and became an SEC registered investment adviser in 2006.

Guggenheim Partners is the sub-advisor for the call option overwriting portion of the Global Diversified Income
Fund.

For the portion of the Fund allocated to Guggenheim Partners, Mr. Pesaran is the lead portfolio manager and
Mr. Flowers reviews and approves all trading recommendations prior to implementation. Mr. Sharaff, as
Assistant Chief Investment Officer for Equities, has oversight responsibilities for all equity portfolios managed by Guggenheim Partners. Mr. Minerd, as Chief Investment Officer, has oversight responsibilities for all portfolios managed by Guggenheim Partners.

Jayson Flowers joined Guggenheim Partners in 1998, and serves as the Head of Guggenheim’s Equity and
Derivative Strategies. Mr. Flowers earned a B.A. in Economics from Union College.

B. Scott Minerd joined Guggenheim Capital, LLC in 1998. Mr. Minerd is Chief Investment Officer of
Guggenheim Partners and Guggenheim Investment Management, LLC and a Managing Partner of
Guggenheim Partners, LLC. Mr. Minerd earned a B.S. in Economics from the Wharton School, University of
Pennsylvania, Philadelphia, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania.

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Jamal Pesaran joined Guggenheim Partners in 2008. Prior to joining the firm, he was with Lehman Brothers and then HSBC Securities. Mr. Pesaran earned a B.S. in Economics from Bristol University and an MBA from
UCLA Anderson Graduate School of Business. He has earned the right to use the Chartered Financial Analyst designation.

Farhan Sharaff joined Guggenheim Partners in 2010. Previously, Mr. Sharaff was a Partner and Chief
Investment Officer at MJX Capital Advisors. Prior to that, Mr. Sharaff served as the global Chief Investment
Officer at CIGNA Corporation, Zurich Scudder Investments and Citigroup. Mr. Sharaff earned a B.S. in
Electrical Engineering from the University of Aston (U.K.) and an MBA in Finance from the Manchester
Business School (U.K.).

On or about October 7, 2011, add the following new section:
Sub-Advisor: W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management), 10 Exchange
Place, 18th Floor, Jersey City, NJ 07302, was founded in 1961 as an institutional research firm and is an SEC registered adviser.

Reaves Asset Management is the sub-advisor for the publicly-listed infrastructure portion of the Global
Diversified Income Fund.

The portfolio managers work as co-managers for the portion of the fund allocated to their firm and follow a team investment management approach. The portfolio managers share primary responsibility for the day-to-
day management of the portfolio. However, Mr. Sorenson, as the Firm’s Chief Investment Officer, has ultimate responsibility for investment management decisions.

John P. Bartlett joined Reaves Asset Management in 1995 and is also a Research Analyst. He earned a B.A.
from Connecticut College. Mr. Bartlett has earned the right to use the Chartered Financial Analyst designation.

Ronald J. Sorenson, joined Reaves Asset Management in 1991. Mr. Sorenson earned an undergraduate degree from Stanford University and an MBA from Columbia University, where he concentrated in Accounting and Finance. He is a Certified Public Accountant.

In the section for Principal Global Investors, LLC, make the following changes:
Add:
Joel Fortney has been with PGI since 2001. He earned a bachelor's degree in Finance from the University of
Iowa. Mr. Fortney has earned the right to use the Chartered Financial Analyst designation.

Effective September 30, 2011, add:
Russ Rowley has been with PGI since 1993. He earned a bachelor's degree in Economics from Wheaton
College and a MBA in Finance from University of Illinois. Mr. Rowley has earned the right to use the Chartered
Financial Analyst designation.

Manager of Managers
Effective March 1, 2012, in the last paragraph of this section, delete the reference to “International Value I” and substitute “Overseas”.

TAX CONSIDERATIONS

Delete the paragraph in this section that begins “Any gain resulting from the sale” and substitute:
Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

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